Employee Future Benefits - Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans (Detail)	Dec. 31, 2018 yr
U.S. [member] | Life expectancy (in years) for those currently age 65 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	22.5
U.S. [member] | Life expectancy (in years) for those currently age 65 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	24.0
U.S. [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	24.1
U.S. [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	25.6
Canada [member] | Life expectancy (in years) for those currently age 65 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	23.6
Canada [member] | Life expectancy (in years) for those currently age 65 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	25.5
Canada [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	24.6
Canada [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	26.4